Note 44 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Employee Benefits Expense
Wages And Salaries	€ 4,920,000,000	€ 4,786,000,000	€ 5,163,000,000
Social Security Contributions	780,000,000	722,000,000	761,000,000
Employer contributions	113,000,000	89,000,000	87,000,000
Defined benefit plans	50,000,000	58,000,000	62,000,000
Other Employee Expense	478,000,000	465,000,000	497,000,000
Total Employee Benefits Expense	€ 6,340,000,000	€ 6,120,000,000	€ 6,571,000,000